Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Floating-Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	evmft_SupplementTextBlock

EATON VANCE FLOATING-RATE FUND
Supplement to Prospectus dated March 1, 2017

The following changes are effective immediately:

1.	The following replaces “Fees and Expenses of the Fund” in “Fund Summaries – Floating-Rate Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of the Fund's Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Management Fees(2)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.12%
Total Annual Fund Operating Expenses	1.06%	1.06%	1.81%	1.81%	0.81%	0.76%
(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
(2)	“Management Fees” reflect a fee reduction agreement to the Portfolio’s investment advisory agreement effective May 1, 2017, and “Management Fees” have been restated to reflect the fees as if the Portfolio’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2016.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$108	$337	$585	$1,294	$108	$337	$585	$1,294
Class A shares	$331	$555	$797	$1,490	$331	$555	$797	$1,490
Class B shares	$684	$969	$1,180	$1,930	$184	$569	$980	$1,930
Class C shares	$284	$569	$980	$2,127	$184	$569	$980	$2,127
Class I shares	$83	$259	$450	$1,002	$83	$259	$450	$1,002
Class R6 shares	$78	$243	$422	$942	$78	$243	$422	$942

2.	The following replaces the first paragraph and related table in “Eaton Vance Floating Rate Portfolio.” under “Management and Organization”:

Eaton Vance Floating Rate Portfolio.  Under its investment advisory agreement with Eaton Vance Floating Rate Portfolio, BMR is entitled to receive an advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate*
Up to $ 1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
* Pursuant to a fee reduction agreement effective May 1, 2017.

Prior to May 1, 2017, BMR received an advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate*
Up to $ 1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.5000%
$5 billion but less than $10 billion	0.4800%
$10 billion but less than $15 billion	0.4500%
$15 billion but less than $20 billion	0.4375%
$20 billion but less than $25 billion	0.4275%
$25 billion and over	0.4200%
* Pursuant to a fee reduction agreement effective May 1, 2013.

May 1, 2017	25838 5.1.17

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of the Fund's Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of the Fund's Prospectus and page 24 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent

“Management Fees” reflect a fee reduction agreement to the Portfolio’s investment advisory agreement effective May 1, 2017, and “Management Fees” have been restated to reflect the fees as if the Portfolio’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2016.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Eaton Vance Floating-Rate Fund | Advisers Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Eaton Vance Floating-Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 331
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	331
3 Years	rr_ExpenseExampleNoRedemptionYear03	555
5 Years	rr_ExpenseExampleNoRedemptionYear05	797
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,490
Eaton Vance Floating-Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	$ 684
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	1,930
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,930
Eaton Vance Floating-Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	$ 284
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,127
Eaton Vance Floating-Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	450
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Eaton Vance Floating-Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the "Portfolio"), the Fund's master Portfolio.
[2]	"Management Fees" reflect a fee reduction agreement to the Portfolio's investment advisory agreement effective May 1, 2017, and "Management Fees" have been restated to reflect the fees as if the Portfolio's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2016.